As filed with the Securities and Exchange Commission on January 18, 2023.

1933 Act Registration No. 333-191151

1940 Act Registration No. 811-22887

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 10	☒

Calamos ETF Trust

(Exact name of registrant as specified in charter)

2020 Calamos Court

Naperville, Illinois 60653

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 245-7200

J. Christopher Jackson

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

Copy to:

Paulita A. Pike and Rita Rubin	Morrison C. Warren, Esq.
Ropes & Gray LLP	Chapman and Cutler LLP
191 N. Wacker Drive, 32nd Floor	320 South Canal Street
Chicago, Illinois 60606	Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on January 20, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 8

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 6, as it relates to Calamos Antetokounmpo Global Sustainable Equities ETF (the “Fund”), a series of the Registrant, until January 20, 2023. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 as it relates to the Fund, filed on November 4, 2022, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Naperville, and State of Illinois, on January 18, 2023.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer)	January 18, 2023
John P. Calamos, Sr.

/s/ John E. Neal*	Trustee	January 18, 2023
John E. Neal

/s/ William Rybak*	Trustee	January 18, 2023
William Rybak

/s/ Virginia G. Breen*	Trustee	January 18, 2023
Virginia G. Breen

/s/ Lloyd A. Wennlund*	Trustee	January 18, 2023
Lloyd A. Wennlund

/s/ Karen L. Stuckey*	Trustee	January 18, 2023
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	January 18, 2023
Christopher M. Toub

/s/ Thomas E. Herman	Vice President and Chief Financial Officer (principal accounting officer)	January 18, 2023
Thomas E. Herman

* An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, and previously filed as an exhibit.